July 20, 2010

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

RE: ING SERIES FUND, INC.

        (File Nos. 033-41694; 811-06352)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 135 (“Amendment”) to the Registration Statement of ING Series Fund, Inc. (“Registrant”). This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 (“1933 Act”), as amended, and shall become effective on September 30, 2010. The Registrant is filing the Amendment primarily for the purpose of updating the Registrant’s Domestic Equity Funds’ and ING Capital Allocation Fund’s Prospectuses and Statements of Additional Information in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act.

Should you have any questions concerning the attached filing, please contact the undersigned at 480-477-2649 or Kim Springer at 480-477-2674.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli, Esq. Senior Counsel ING U.S. Legal Services

Attachment

cc:         Phillip Newman

              Goodwin Procter LLP

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com